FINANCIAL INSTRUMENTS - Schedule of Valuation Hierarchy for Financial Liabilities (Details) - GBP (£) £ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
FINANCIAL INSTRUMENTS (Details) - Schedule of Valuation Hierarchy for Financial Liabilities [Line Items]
Deposits from banks and repurchase agreements	£ 37,732	£ 31,465
Customer deposits and repurchase agreements	477,384	460,068
Debt securities in issue	71,552	87,397
Subordinated liabilities	13,108	14,261	£ 17,130
Level 1
FINANCIAL INSTRUMENTS (Details) - Schedule of Valuation Hierarchy for Financial Liabilities [Line Items]
Deposits from banks and repurchase agreements	0	0
Customer deposits and repurchase agreements	0	0
Debt securities in issue	0	0
Subordinated liabilities	0	0
Level 1 | Repurchase agreements included in above amounts:
FINANCIAL INSTRUMENTS (Details) - Schedule of Valuation Hierarchy for Financial Liabilities [Line Items]
Deposits from banks and repurchase agreements	0	0
Customer deposits and repurchase agreements	0	0
Level 2
FINANCIAL INSTRUMENTS (Details) - Schedule of Valuation Hierarchy for Financial Liabilities [Line Items]
Deposits from banks and repurchase agreements	37,733	31,468
Customer deposits and repurchase agreements	477,546	453,261
Debt securities in issue	74,665	93,152
Subordinated liabilities	14,804	16,410
Level 2 | Repurchase agreements included in above amounts:
FINANCIAL INSTRUMENTS (Details) - Schedule of Valuation Hierarchy for Financial Liabilities [Line Items]
Deposits from banks and repurchase agreements	30,085	18,767
Customer deposits and repurchase agreements	1,040	9,417
Level 3
FINANCIAL INSTRUMENTS (Details) - Schedule of Valuation Hierarchy for Financial Liabilities [Line Items]
Deposits from banks and repurchase agreements	0	0
Customer deposits and repurchase agreements	0	7,077
Debt securities in issue	0	0
Subordinated liabilities	0	0
Level 3 | Repurchase agreements included in above amounts:
FINANCIAL INSTRUMENTS (Details) - Schedule of Valuation Hierarchy for Financial Liabilities [Line Items]
Deposits from banks and repurchase agreements	0	0
Customer deposits and repurchase agreements	0	0
Carrying value
FINANCIAL INSTRUMENTS (Details) - Schedule of Valuation Hierarchy for Financial Liabilities [Line Items]
Deposits from banks and repurchase agreements	37,732	31,465
Customer deposits and repurchase agreements	477,384	460,068
Debt securities in issue	71,552	87,397
Subordinated liabilities	13,108	14,261
Carrying value | Repurchase agreements included in above amounts:
FINANCIAL INSTRUMENTS (Details) - Schedule of Valuation Hierarchy for Financial Liabilities [Line Items]
Deposits from banks and repurchase agreements	30,085	18,767
Customer deposits and repurchase agreements	1,040	9,417
Fair value
FINANCIAL INSTRUMENTS (Details) - Schedule of Valuation Hierarchy for Financial Liabilities [Line Items]
Deposits from banks and repurchase agreements	37,733	31,468
Customer deposits and repurchase agreements	477,546	460,338
Debt securities in issue	74,665	93,152
Subordinated liabilities	14,804	16,410
Fair value | Repurchase agreements included in above amounts:
FINANCIAL INSTRUMENTS (Details) - Schedule of Valuation Hierarchy for Financial Liabilities [Line Items]
Deposits from banks and repurchase agreements	30,085	18,767
Customer deposits and repurchase agreements	£ 1,040	£ 9,417